ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Accrued expenses	$ 32,812	$ 18,989
Government authorities	26,911	26,008
Hedging transaction liability	2,677	1,961
Uncertain tax positions	416	1,811
Total accrued expenses and other current liabilities	$ 62,816	$ 48,769